Reverse Recapitalization and Pre-Closing Financing (Tables)	11 Months Ended
Dec. 31, 2024
Reverse Recapitalization and Pre-Closing Financing [Abstract]
Schedule of the Assets and Liabilities

As part of the recapitalization, the Company acquired the assets and liabilities listed below (in thousands):

August 29, 2024
Cash and cash equivalents	$4,940
Other current assets	114
Accrued liabilities	(54)
Net assets acquired	$5,000